Derivatives - Fair Values of Derivative Instruments Weighted Average Assumptions (Details)	12 Months Ended
Apr. 30, 2012
PreferredAWarrantsMember | Minimum [Member]
Risk-free rate	0.27%
Expected volatility	100.00%
Expected life	2 years 3 months 18 days
PreferredAWarrantsMember | Maximum [Member]
Risk-free rate	1.01%
Expected volatility	104.00%
Expected life	2 years 3 months 18 days
Preferred B Options/Shares/Warrants [Member] | Minimum [Member]
Risk-free rate	0.34%
Expected volatility	100.00%
Expected life	2 years
Preferred B Options/Shares/Warrants [Member] | Maximum [Member]
Risk-free rate	1.01%
Expected volatility	104.00%
Expected life	5 years
Conversion Feature Derivative [Member] | Minimum [Member]
Risk-free rate	0.32%
Expected life	1 year 2 months 12 days
Conversion Feature Derivative [Member] | Maximum [Member]
Risk-free rate	0.38%
Expected volatility	104.00%
Expected life	1 year 4 months 24 days
Senior Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	1 year 2 months 12 days
Senior Warrants [Member] | Maximum [Member]
Risk-free rate	0.78%
Expected volatility	113.00%
Expected life	2 years 6 months
Consulting Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	1 year 2 months 12 days
Consulting Warrants [Member] | Maximum [Member]
Risk-free rate	0.90%
Expected volatility	122.00%
Expected life	2 years 7 months 6 days